File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on November 27, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 49

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Michael W. Mundt, Esq

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

◻ immediately upon filing pursuant to paragraph (b).

☒ on December 28, 2015 pursuant to paragraph (b).

◻ 60 days after filing pursuant to paragraph (a)(1).

◻ on (date) pursuant to paragraph (a)(1).

◻ 75 days after filing pursuant to paragraph (a)(2).

◻ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 to the Registration Statement of RENAISSANCE CAPITAL GREENWICH FUNDS (the “Trust” or the “Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until December 28, 2015, the effectiveness of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A related to Renaissance Europe IPO ETF, Renaissance Asia Pacific IPO ETF, Renaissance Technology IPO ETF, Renaissance Consumer IPO ETF, which was filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on July 18, 2014 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 49 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut, on this 27th day of November, 2015.

RENAISSANCE CAPITAL GREENWICH FUNDS

(Registrant)

By:

                    William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the following capacities and on the 27th of November, 2015.

President
William K. Smith

Vice President , Treasurer,
Kathleen Shelton Smith	Chief Compliance Officer, Chairperson, Interested Trustee

Vice President, Secretary, and Chief Investment Officer
Linda R. Killian

/s/ Warren K. Greene*	Independent Trustee
Warren K. Greene

/s/ Gerald W. Puschel*	Independent Trustee
Gerald W. Puschel

/s/ Walter E. Auch*	Independent Trustee
Walter E. Auch

By Kathleen Shelton Smith
*Attorney In Fact